Derivative financial instruments - Schedule of maturity of financial instruments (Details) - Fair value hedges - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Total	$ 546,504	$ 468,067
Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	147,448	311,646
Over 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	173,415	3,006
Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	215,516	153,415
Later than five years [member]
Disclosure of detailed information about hedging instruments [line items]
Total	10,125
Interest rate and foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Total	252,793	428,067
Interest rate and foreign exchange risk | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	1,937	271,646
Interest rate and foreign exchange risk | Over 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	153,415	3,006
Interest rate and foreign exchange risk | Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	87,316	153,415
Interest rate and foreign exchange risk | Later than five years [member]
Disclosure of detailed information about hedging instruments [line items]
Total	10,125
Interest rate swap contract [member]
Disclosure of detailed information about hedging instruments [line items]
Total	293,711	40,000
Interest rate swap contract [member] | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	145,511	40,000
Interest rate swap contract [member] | Over 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	20,000	0
Interest rate swap contract [member] | Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	128,200	$ 0
Interest rate swap contract [member] | Later than five years [member]
Disclosure of detailed information about hedging instruments [line items]
Total	$ 0